Offerings	Aug. 14, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, No Par Value
Fee Rate	0.01476%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices pursuant to this Registration Statement. (2) In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. This Registration Statement also covers an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices pursuant to this Registration Statement. (2) In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. This Registration Statement also covers an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.